Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A ordinary shares
Numerator:
Allocation of net income (loss) - basic	$ 3,814,874	$ 10,039,409		$ 13,022,943	$ 4,205,373	$ 1,034,813
Allocation of net income (loss) - diluted						$ 1,031,659
Denominator:
Basic weighted average ordinary shares outstanding	41,400,000	41,400,000		41,400,000	35,485,714	36,976,438
Diluted weighted average shares outstanding	41,400,000	41,400,000		41,400,000	35,485,714	36,976,438
Basic net income (loss) per ordinary share	$ 0.09	$ 0.24		$ 0.31	$ 0.12	$ 0.03
Diluted net income (loss) per ordinary share	$ 0.09	$ 0.24	$ 0.00	$ 0.31	$ 0.12	$ 0.03
Class B ordinary shares
Numerator:
Allocation of net income (loss) - basic	$ 953,719	$ 2,509,852	$ (12,681)	$ 3,255,736	$ 1,203,712	$ 285,616
Allocation of net income (loss) - diluted			$ (12,681)			$ 288,770
Denominator:
Basic weighted average ordinary shares outstanding	10,350,000	10,350,000	9,000,000	10,350,000	10,157,143	10,205,753
Diluted weighted average shares outstanding	10,350,000	10,350,000	9,000,000	10,350,000	10,157,143	10,350,000
Basic net income (loss) per ordinary share	$ 0.09	$ 0.24	$ 0.00	$ 0.31	$ 0.12	$ 0.03
Diluted net income (loss) per ordinary share	$ 0.09	$ 0.24	$ 0.00	$ 0.31	$ 0.12	$ 0.03